SCHEDULE OF CONCENTRATION RISKS (Details) - Accounts Receivable [Member] - Customer Concentration Risk [Member]	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		30.20%	22.40%
Customer A [Member] | Garment Manufacturing Segment [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	87.00%	98.40%	85.50%
Customer A [Member] | Logistics Services Segment [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	12.20%	16.60%
Customer B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		16.60%	18.30%
Customer B [Member] | Garment Manufacturing Segment [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%	1.60%
Customer B [Member] | Logistics Services Segment [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%
Customer C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		12.70%	3.80%
Customer C [Member] | Logistics Services Segment [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	30.20%
Customer D [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		5.50%	2.70%
Customer D [Member] | Logistics Services Segment [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	7.30%
Customer E [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		5.50%
Customer E [Member] | Logistics Services Segment [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	6.50%	12.70%